Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0001588474
Registrant Name	INFINITY CORE ALTERNATIVE FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES